Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financing income	$ 504,187,849	¥ 3,510,054,957	¥ 3,535,275,780	¥ 3,642,183,767
Cost of revenue	129,533,621	901,787,168	2,735,428,296	880,845,857
Sales and marketing	40,307,897	280,615,518	540,550,282	431,749,549
Changes in guarantee liabilities	135,015,962	939,954,125	116,592,666	150,152,083
Changes in risk assurance liabilities	29,227,143	203,473,526
Key Management and their Immediate Families [Member]
Financing income	0	0	0	4,551
Related Party Transaction [Member]
Cost of revenue	0	0	147,610,831	221,009,227
Sales and marketing	$ 0	¥ 0	¥ 32,542,281	¥ 238,114,969